Pension and Postretirement Benefits: Schedule of Estimated Future Benefit Payments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Future Benefit Payments:
Schedule of Estimated Future Benefit Payments
	2012	2013	2014	2015	2016	2017-2021	Total
Estimated future benefit payments reflecting expected future service	1,470	1,556	1,642	1,718	1,778	9,858	18,022